SHARE BASED COMPENSATION (Schedule of Assumptions Used with Binomial Option Valuation Model) (Details) - Employee Stock Option [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
April 3, 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return			2.29%
Exercise multiple			2.8
Volatility rate			51.78%
Dividend yield			0.00%
Post-vesting forfeiture rate			3.00%
January 28, 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return		2.77%
Volatility rate		93.00%
Dividend yield		0.00%
January 28, 2014 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple		3.0
Post-vesting forfeiture rate		3.00%
January 28, 2014 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple		3.5
Post-vesting forfeiture rate		9.50%
January 12, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return	2.82%
Volatility rate	93.00%
Dividend yield	0.00%
January 12, 2015 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	1.8
Post-vesting forfeiture rate	5.00%
January 12, 2015 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise multiple	3
Post-vesting forfeiture rate	8.00%
July 06, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return	3.20%
Exercise multiple	3
Volatility rate	91.00%
Dividend yield	0.00%
Post-vesting forfeiture rate	5.00%
September 09, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
September 09, 2015 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return	2.94%
Exercise multiple	1.8
Volatility rate	91.00%
Post-vesting forfeiture rate	5.00%
September 09, 2015 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return	3.08%
Exercise multiple	3
Volatility rate	92.00%
Post-vesting forfeiture rate	8.00%